Segment Information - Summary of Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Operating revenues	₩ 25,205,659	₩ 24,440,647	₩ 24,899,189
Operating income (loss)	1,699,397	1,022,333	1,026,970
Depreciation and Amortization	3,607,637	3,634,284	3,629,492
Operating segments [member]
Disclosure of operating segments [Line Items]
Operating revenues	29,599,457	28,612,919	28,863,426
Operating income (loss)	1,743,372	1,175,172	1,080,040
Depreciation and Amortization	3,712,506	3,718,122	3,709,297
Operating segments [member] | ICT [member]
Disclosure of operating segments [Line Items]
Operating revenues	18,734,342	18,275,765	18,527,631
Operating income (loss)	1,170,920	809,741	634,046
Depreciation and Amortization	3,217,643	3,233,878	3,229,159
Operating segments [member] | Finance [member]
Disclosure of operating segments [Line Items]
Operating revenues	3,636,260	3,686,430	3,795,185
Operating income (loss)	137,779	85,008	158,235
Depreciation and Amortization	48,542	53,098	27,852
Operating segments [member] | Satellite TV [member]
Disclosure of operating segments [Line Items]
Operating revenues	772,950	706,631	694,637
Operating income (loss)	76,926	71,345	69,357
Depreciation and Amortization	91,306	84,931	94,992
Operating segments [member] | Others [member]
Disclosure of operating segments [Line Items]
Operating revenues	6,455,905	5,944,093	5,845,973
Operating income (loss)	357,747	209,078	218,402
Depreciation and Amortization	355,015	346,215	357,294
Elimination [member]
Disclosure of operating segments [Line Items]
Operating revenues	(4,393,798)	(4,172,272)	(3,964,237)
Operating income (loss)	(43,975)	(152,839)	(53,070)
Depreciation and Amortization	₩ (104,869)	₩ (83,838)	₩ (79,805)